Employee benefits - Narrative (Details)	12 Months Ended
	Sep. 30, 2025 CAD ($) plan	Sep. 30, 2024 CAD ($)
Disclosure of defined benefit plans [line items]
Surplus in plan	$ (143,559,000)	$ (167,920,000)
Current service cost	16,290,000	14,165,000
Annual contributions	9,525,000
Pension cost for defined contribution plans	324,486,000	296,470,000
Deferred compensation plan liabilities	139,317,000	124,447,000
Deferred compensation plan assets	$ 125,388,000	112,270,000
U.K.
Disclosure of defined benefit plans [line items]
Number of defined benefit pension plans | plan	3
Surplus in plan	$ 55,084,000	22,230,000
Annual contributions	433,000
Other
Disclosure of defined benefit plans [line items]
Surplus in plan	(35,596,000)	(32,668,000)
Annual contributions	9,092,000
UNITED STATES
Disclosure of defined benefit plans [line items]
Deferred compensation plan assets	$ 125,388,000	112,270,000
CMG U.K. Pension Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	65.00%
Surplus in plan	$ 38,071,000
Logica U.K. Pension & Life Assurance Scheme | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	15.00%
Bond investments, target allocation percentage of plan assets	85.00%
Surplus in plan	$ 94,000
Current service cost	$ 367,000
Logica Defined Benefit Pension Plan | U.K.
Disclosure of defined benefit plans [line items]
Equity investments, target allocation percentage of plan assets	10.00%
Bond investments, target allocation percentage of plan assets	90.00%
Surplus in plan	$ 19,547,000
Alecta multi-employer plan
Disclosure of defined benefit plans [line items]
Pension cost for defined contribution plans	$ 26,589,000	$ 23,422,000
Proportion of total contributions to the plan	0.63%
Proportion of total number of active members in the plan	0.46%
Collective funding solvency percentage	167.00%	163.00%
Alecta multi-employer plan | Minimum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	125.00%
Alecta multi-employer plan | Maximum
Disclosure of defined benefit plans [line items]
Collective funding solvency allowed	170.00%